Exhibit 1

Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd.

Report To:

Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd.

Arbor Realty Collateral Management, LLC

J.P. Morgan Securities LLC

28 July 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd. c/o MaplesFS Limited PO Box 1093, Queensgate House Grand Cayman KY1-1102 Cayman Islands

Arbor Realty Collateral Management, LLC 333 Earle Ovington Boulevard, 9th Floor Uniondale, New York 11553 J.P. Morgan Securities LLC 383 Madison Avenue 31st Floor New York, New York 10179
Re: Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

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The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Arbor Realty Collateral Management, LLC (the “Loan Obligation Manager”), on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.	Certain calculation methodologies, which are shown on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to compare to information contained on the Source Documents,

e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Loan Obligation Manager, on behalf of the Issuer, instructed us to perform no procedures,

g.	A draft of the preliminary offering memorandum for the Arbor Realty Commercial Real Estate Notes 2016-FL1, Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and

h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by the Loan Obligation Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Obligation Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

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We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 July 2016

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Attachment A Page 1 of 11

Background

For the purpose of the procedures described in this report, the Loan Obligation Manager, on behalf of the Issuer, indicated that the assets of the Issuer will primarily consist of:

a.	Commercial mortgage loans (the “Loan Obligation Mortgage Loans”) each secured by a first-lien mortgage on one or more multifamily, office or self-storage properties and

b.	Senior interests (including A notes and senior participation interests) in whole loans (the “Loan Obligation Senior Interests,” together with the Loan Obligation Mortgage Loans, the “Mortgage Loans”).

Procedures performed and our associated findings

1.	We obtained from the Loan Obligation Manager, on behalf of the Issuer:

a.	An electronic data file (the “Preliminary Data File”) that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of 1 July 2016 (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared each Compared Characteristic on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A that were provided by the Loan Obligation Manager, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

The Source Document(s) that we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristic listed on Exhibit 2 to Attachment A.

2.	As instructed by the Loan Obligation Manager, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. and provided a list of such differences to the Loan Obligation Manager. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

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Attachment A Page 2 of 11

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received an electronic data file from the Loan Obligation Manager, on behalf of the Issuer (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Loan Obligation Manager, on behalf of the Issuer, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date,

b.	Maturity Date and

c.	Fully Extended Maturity Date

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Asset Term (Without Extension) and

ii.	Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Seasoning,

b.	Maturity Date and

c.	Fully Extended Maturity Date

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Asset Term (Without Extension) and

ii.	Remaining Fully Extended Asset Term

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

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Attachment A Page 3 of 11

7.	For each Mortgage Loan (except for the Mortgage Loan identified on the Final Data File as “Park Plaza” (the “Park Plaza Mortgage Loan”), which is described in the succeeding paragraph of this Item 7.), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Asset Term (Without Extension)” of each Mortgage Loan, as shown on the Final Data File, for the “Original IO Period” of each Mortgage Loan (except the Park Plaza Mortgage Loan).

For the Park Plaza Mortgage Loan, which is the only Mortgage Loan on the Final Data File with an “Amort Type” of “Interest Only, then Amortizing Balloon” (the “Partial IO Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the:

a.	First Payment Date, as shown on the Final Data File, and

b.	First payment date that a monthly principal payment of $50,000 is due, as shown on the applicable Source Document,

of the Partial IO Mortgage Loan, to recalculate the “Original IO Period” of the Partial IO Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Original IO Period and

b.	Seasoning

of each Mortgage Loan, as applicable, both as shown on the Final Data File, we recalculated the “Remaining IO Period” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	For each Mortgage Loan (except for the Partial IO Mortgage Loan, which is described in the succeeding paragraph of this Item 9.), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Original Amortization Term” characteristic on the Final Data File.

For the Partial IO Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Original Amortization Term” as the difference between the:

a.	Asset Term (Without Extension) and

b.	Original IO Period

of the Partial IO Mortgage Loan, both as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

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Attachment A Page 4 of 11

10.	For each Mortgage Loan (except for the Partial IO Mortgage Loan, which is described in the succeeding paragraph of this Item 10.), the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Remaining Amortization Term” characteristic on the Final Data File.

For the Partial IO Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Remaining Amortization Term” using the:

a.	Original IO Period,

b.	Original Amortization Term and

c.	Seasoning

of the Partial IO Mortgage Loan, all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	With respect to the Mortgage Loans (except for the Partial IO Mortgage Loan and the Mortgage Loan identified on the Final Data File as “Matthews Crossing” (the “Matthews Crossing Mortgage Loan”), which are described in the succeeding paragraphs of this Item 11.), the applicable Source Documents indicate that the Mortgage Loans are interest-only for the entire corresponding “Asset Term” (Without Extension”) and “Fully Extended Asset Term,” and do not require any payments of principal until the corresponding “Maturity Date” (or, if extended, the corresponding “Fully Extended Maturity Date”). Based on this information, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Original Funded Balance” for each Mortgage Loan (except for the Partial IO Mortgage Loan and the Matthews Crossing Mortgage Loan) and, with respect to each Multiple Property Loan, the “Mortgage Loan Original Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the Cut-off Date (the “Mortgage Loan Cut-off Date Balance”) and

b.	Use the “Mortgage Loan Fully Funded Balance” for each Mortgage Loan (except for the Partial IO Mortgage Loan and the Matthews Crossing Mortgage Loan) and, with respect to each Multiple Property Loan, the “Mortgage Loan Fully Funded Balance” for each Underlying Property, as shown on the Final Data File, for the principal balance of each Mortgage Loan and Underlying Property as of the “Maturity Date” of each Mortgage Loan (the “Mortgage Loan Maturity Date Balance”).

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Attachment A Page 5 of 11

11. (continued)

With respect to the Partial IO Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Maturity Date,”

b.	The borrower is required to remit a principal paydown of $400,000 on each of the September 2017, March 2018 and September 2018 payment dates (collectively, the “Park Plaza Principal Paydown Amounts”) and

c.	The borrower is required to make monthly principal payments of $50,000 on each payment date, commencing on the March 2018 payment date, through and including the “Maturity Date” (collectively, the “Park Plaza Amortizing Payments,” and together with the Park Plaza Principal Paydown Amounts, the “Park Plaza Amortization Amount”).

Based on the information in the preceding paragraph, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Original Funded Balance” for the Partial IO Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan Cut-off Date Balance” and

b.	Recalculate the “Mortgage Loan Maturity Date Balance” of the Partial IO Mortgage Loan as the difference between the:

i.	Mortgage Loan Fully Funded Balance, as shown on the Final Data File and

ii.	Park Plaza Amortization Amount.

With respect to the Matthews Crossing Mortgage Loan, the loan agreement Source Document indicates that:

a.	The borrower is required to remit payments of interest on each payment date from the “First Payment Date” through and including the “Maturity Date” and

b.	The borrower is required to remit a principal paydown on or before 21 June 2017 in an amount equal to no less than 10% of the outstanding principal balance of the Matthews Crossing Mortgage Loan.

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Attachment A Page 6 of 11

11. (continued)

Based on the information in the preceding paragraph, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Use the “Mortgage Loan Original Funded Balance” for the Matthews Crossing Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan Cut-off Date Balance” and

b.	Recalculate the “Mortgage Loan Maturity Date Balance” of the Matthews Crossing Mortgage Loan as the difference between the:

i.	Mortgage Loan Fully Funded Balance, as shown on the Final Data File and

ii.	Product of:

(a)	The “Mortgage Loan Fully Funded Balance,” as shown on the Final Data File, and

(b)	10%.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the four preceding paragraphs of this Item 11. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:

a.	Mortgage Loan Original Funded Balance,

b.	Floating Spread,

c.	LIBOR Floor and

d.	Interest Accrual Method

of each Mortgage Loan, as applicable, all as shown on the Final Data File, a LIBOR assumption of 0.5000% that was provided by the Loan Obligation Manager, on behalf of the Issuer, and the calculation methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, which are described in the succeeding two paragraphs of this Item 12., we recalculated the:

i.	Current Annual Debt Service and

ii.	Monthly Debt Service

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

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Attachment A Page 7 of 11

12. (continued)

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Monthly Debt Service” of each Mortgage Loan as the product of:

i.	The “Mortgage Loan Original Funded Balance,” as shown on the Final Data File,

ii.	The sum of:

(a)	The “Floating Spread,” as shown on the Final Data File, and

(b)	The greater of the:

(1.)	LIBOR Floor, as shown on the Final Data File, and

(2.)	LIBOR assumption of 0.5000% that was provided by the Loan Obligation Manager, on behalf of the Issuer,

iii.	1/12 and

iv.	365/360.

For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to calculate the “Current Annual Debt Service” of each Mortgage Loan as 12 times the “Monthly Debt Service.”

13.	For the Senior Participation Mortgage Loans (as defined in Note 10 of Exhibit 2 to Attachment A), which each have an “Amort Type“ of “Interest Only” on the Final Data File, and a “Non-Trust Participation (Y/N)” of “Y” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and

b.	Non-Trust Participation Amount(s),

both as shown on the Final Data File, for the:

i.	Whole Loan Original Funded Balance,

ii.	Whole Loan Fully Funded Balance,

iii.	Whole Loan Cut-off Date Balance and

iv.	Whole Loan Maturity Date Balance

of the Senior Participation Mortgage Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Senior Participation Mortgage Loans, the related loan agreement Source Documents indicated that the applicable Whole Loans (as defined in Note 10 of Exhibit 2 to Attachment A) are not subject to future funding. For each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Whole Loan Future Funding Amount” characteristic on the Final Data File.

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Attachment A Page 8 of 11

13. (continued)

For each Mortgage Loan which has a “Non-Trust Participation (Y/N)” of “N” on the Final Data File and a “Non-Trust Participation Amount(s)” of “NAP” on the Final Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “<blank>” for the:

a.	Whole Loan Original Funded Balance,

b.	Whole Loan Fully Funded Balance,

c.	Whole Loan Cut-off Date Balance,

d.	Whole Loan Maturity Date Balance and

e.	Whole Loan Future Funding Amount

characteristics on the Final Data File.

14.	Using the product of the:

a.	Mortgage Loan Maturity Date Balance and

b.	Exit Constant,

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Exit Loan Annual Interest” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the quotient of the:

a.	Mortgage Loan Cut-off Date Balance and

b.	As Is Appraisal Value

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “As Is Cut-off Date LTV” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “As Is Cut-off Date LTV” to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the “As Is Cut-off Date LTV” of the Multiple Property Loan as the corresponding value for the “As Is Cut-off Date LTV” of each related Underlying Property.

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Attachment A Page 9 of 11

16.	For each Mortgage Loan on the Final Data File which has a “Stabilized Appraisal Value” of “NAP,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “NAP” for the “Stabilized Maturity Date LTV” characteristic on the Final Data File.

For all other Mortgage Loans on the Final Data File, we recalculated the “Stabilized Maturity Date LTV” of each Mortgage Loan as the quotient of the:

a.	Mortgage Loan Maturity Date Balance and

b.	Stabilized Appraisal Value

of each Mortgage Loan, both as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Stabilized Maturity Date LTV” to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the “Stabilized Maturity Date LTV” of the Multiple Property Loan as the corresponding value for the “Stabilized Maturity Date LTV” of each related Underlying Property.

17.	For each Mortgage Loan (except for the Mortgage Loans described in the succeeding paragraph of this Item 17.), we recalculated the “In-Place NCF Cut-off Date DSCR” of each Mortgage Loan as the quotient of the:

a.	In-Place NCF and

b.	Current Annual Debt Service

of each Mortgage Loan, both as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “In-Place NCF Cut-off Date DSCR” to two decimal places.

For the purpose of recalculating the “In-Place NCF Cut-off Date DSCR” characteristic for the:

a.	160 Van Brunt Street Mortgage Loan (as defined in Note 5 of Exhibit 2 to Attachment A) and

b.	440 West 47th Street Mortgage Loan (as defined in Note 2 of Exhibit 2 to Attachment A),

the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “1.00” for the “In-Place NCF Cut-off Date DSCR” characteristic on the Final Data File. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in this paragraph of Item 17.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the “In-Place NCF Cut-off Date DSCR” of the Multiple Property Loan as the corresponding value for the “In-Place NCF Cut-off Date DSCR” of each related Underlying Property.

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Attachment A Page 10 of 11

18.	For each Mortgage Loan which has an “Appraiser Stab NCF” of “NAP” on the Final Data File (the “As-Is NCF Mortgage Loans”), the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “UW NCF Exit Interest DSCR” as the quotient of the:

a.	Appraiser As-Is NCF and

b.	Exit Loan Annual Interest,

both as shown on the Final Data File.

For each Mortgage Loan that is not an As-Is NCF Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “UW NCF Exit Interest DSCR” as the quotient of the:

a.	Appraiser Stab NCF and

b.	Exit Loan Annual Interest,

both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “UW NCF Exit Interest DSCR” to two decimal places.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the “UW NCF Exit Interest DSCR” of the Multiple Property Loan as the corresponding value for the “UW NCF Exit Interest DSCR” of each related Underlying Property.

19.	For each Mortgage Loan, we recalculated the “In-Place NCF Cut-off Date Debt Yield” of each Mortgage Loan as the quotient of the:

a.	In-Place NCF and

b.	Mortgage Loan Cut-off Date Balance,

both as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “In-Place NCF Cut-off Date Debt Yield” to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the “In-Place NCF Cut-off Date Debt Yield” of the Multiple Property Loan as the corresponding value for the “In-Place NCF Cut-off Date Debt Yield” of each related Underlying Property.

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Attachment A Page 11 of 11

20.	For each As-Is NCF Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Stabilized Maturity Date Debt Yield” as the quotient of the:

a.	Appraiser As-Is NCF and

b.	Mortgage Loan Maturity Date Balance,

both as shown on the Final Data File.

For each Mortgage Loan that is not an As-Is NCF Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to recalculate the “Stabilized Maturity Date Debt Yield” as the quotient of the:

a.	Appraiser Stab NCF and

b.	Mortgage Loan Maturity Date Balance,

both as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Loan Obligation Manager, on behalf of the Issuer, instructed us to round the “Stabilized Maturity Date Debt Yield” to the nearest 1/10th of one percent.

For each Multiple Property Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the value for the “Stabilized Maturity Date Debt Yield” of the Multiple Property Loan as the corresponding value for the “Stabilized Maturity Date Debt Yield” of each related Underlying Property.

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Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Loan Obligation Manager

• Elkhart Portfolio • Highland Portfolio	Mortgage Loan Original Funded Balance, Mortgage Loan Fully Funded Balance, Mortgage Loan Cut-off Date Balance and Mortgage Loan Maturity Date Balance	The “Mortgage Loan Original Funded Balance,” “Mortgage Loan Fully Funded Balance,” “Mortgage Loan Cut-off Date Balance” and “Mortgage Loan Maturity Date Balance” of each Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “As Is Appraisal Value” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

Note:    Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Loan Obligation Manager” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Item 11. of Attachment A and Exhibit 2 to Attachment A of this report.

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Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property, Third Party and Underwriting Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
Property State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type (see Note 2)	Appraisal Report
SF or Units	Rent Roll or Appraisal Report
Net Rentable SF/ Acres/ Units / Rooms (see Note 3)	Rent Roll or Appraisal Report
Current Occupancy (see Notes 4 and 5)	Rent Roll
Current Occupancy Date (as of) (see Note 5)	Rent Roll
Year Built	Appraisal Report
Year Renovated (see Note 6)	Appraisal Report
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
As Is Appraisal Value	Appraisal Report
Stabilized Appraisal Value	Appraisal Report
Stabilized Occupancy	Appraisal Report
Appraiser As-Is NCF (see Note 7)	Appraisal Report
Appraiser Stab NCF	Appraisal Report
Engineering Report Firm	Engineering Report
Eng Report Date	Engineering Report
Environmental Firm	Environmental Report
Report Type	Environmental Report
Env Report Date	Environmental Report
In-Place NCF	Cash Flow Summary

Reserve and Escrow Information:

Characteristic	Source Document(s)

Original Interest Holdback	Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement
Current Outstanding Interest Holdback	Servicer Report or Holdback Listing
Upfront Taxes & Insurance Reserves (see Note 8)	Funding Advice or Funding Advice Correction Memo
Upfront Renovation Reserves	Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement

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Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Replacement Reserves	Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves	Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves	Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves Type	Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement
Monthly Taxes & Insurance Reserves	Servicer Report, Funding Advice, Funding Advice Correction Memo, Loan Agreement or Loan Modification Agreement
Monthly Repair, Replacement & Renovation Reserves	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves	Servicer Report, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves Type	Servicer Report, Loan Agreement or Loan Modification Agreement
Current Taxes & Insurance Reserves Balance	Servicer Report or Holdback Listing
Current Renovation Reserves Balance	Servicer Report or Holdback Listing
Current Replacement Reserves Balance (see Note 9)	Servicer Report or Holdback Listing
Current TI/LC Reserves Balance	Servicer Report or Holdback Listing
Current Other Reserves Balance	Servicer Report or Holdback Listing
Current Other Reserves Type	Servicer Report or Holdback Listing

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower (Entity)	Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Loan Modification Agreement
Asset Origination Date	Loan Agreement or Loan Modification Agreement
Mortgage Loan Original Funded Balance (see Note 10)

For all Mortgage Loans:

•    Loan Agreement, Loan Modification Agreement or Draft Participation Agreement

For Underlying Properties associated with Multiple Property Loans:

•    Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Mortgage Loan Future Funding Amount	Loan Agreement or Loan Modification Agreement
Mortgage Loan Fully Funded Balance (see Note 11)	Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 12)	Loan Agreement or Loan Modification Agreement
Payment Frequency	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Extension Option	Loan Agreement or Loan Modification Agreement
Fully Extended Maturity Date	Loan Agreement or Loan Modification Agreement
Spread Type	Loan Agreement or Loan Modification Agreement
Floating Spread (see Note 10)	Loan Agreement, Loan Modification Agreement or Draft Participation Agreement
Fixed Interest Rate	Loan Agreement or Loan Modification Agreement
Benchmark	Loan Agreement or Loan Modification Agreement
LIBOR Cap	Loan Agreement or Loan Modification Agreement
LIBOR Floor	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Amort Type (see Note 13)	Loan Agreement or Loan Modification Agreement
Prepayment (see Note 14)	Loan Agreement or Loan Modification Agreement
Exit Fee	Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Lockbox (see Notes 15 and 16)	Loan Agreement or Loan Modification Agreement
Cash Trap	Loan Agreement or Loan Modification Agreement
Ownership Interest	Title Policy
Property Manager	Management Agreement, Loan Agreement or Loan Modification Agreement
Non-Trust Participation Amount(s) (see Note 10)	Draft Participation Agreement
Sub Debt/Mezz/PE (Y/N)	Intercreditor Agreement
Sub Debt/Mezz/PE Type	Intercreditor Agreement
Sub Debt/Mezz/PE Amount	Intercreditor Agreement

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Property Address,

b.	Property City and

c.	Property State

characteristics for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the Mortgage Loans identified on the Preliminary Data File as:

a.	“440 West 47th Street” (the “440 West 47th Street Mortgage Loan”) and

b.	“Grand Tower” (the “Grand Tower Mortgage Loan”),

each of which are secured by a mortgaged property that contains both multifamily and commercial tenants, as shown on the applicable appraisal report or rent roll Source Documents, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “Multifamily” for the “Property Type” characteristic.

For the Mortgage Loan identified on the Preliminary Data File as “Riverline Self Storage” (the “Riverline Self Storage Mortgage Loan”), which is secured by a mortgaged property that contains both self storage and commercial tenants, as shown on the appraisal report and rent roll Source Documents, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use “Self Storage” for the “Property Type” characteristic.

3.	For the 440 West 47th Street Mortgage Loan and Grand Tower Mortgage Loan, each of which is secured by a mortgaged property that contains both multifamily and commercial tenants, as shown on the applicable appraisal report or rent roll Source Document, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Include units associated with multifamily tenants, as shown on the rent roll Source Document and

b.	Exclude units associated with commercial tenants, as shown on the rent roll Source Document for the purpose of comparing the “Net Rentable SF/ Acres/ Units / Rooms” characteristic.

For the Riverline Self Storage Mortgage Loan, which is secured by a mortgaged property that contains both self storage and commercial tenants, as shown on the appraisal report and rent roll Source Documents, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Include units associated with self storage tenants, as shown on the rent roll Source Document and

b.	Exclude units associated with commercial tenants, as shown on the rent roll Source Document for the purpose of comparing the “Net Rentable SF/ Acres/ Units / Rooms” characteristic.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

4.	For each Mortgage Loan identified on the Preliminary Data File with a “Property Type” characteristic of “Multifamily,” the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Exclude non-revenue units, as shown on the rent roll Source Document,

b.	Exclude model units, as shown on the rent roll Source Document,

c.	Exclude units associated with commercial tenants, as applicable, as shown on the rent roll Source Document and

d.	Include only units associated with multifamily tenants, as shown on the rent roll Source Document for the purpose of comparing the “Current Occupancy” characteristic.

For the Riverline Self Storage Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Exclude units associated with commercial tenants, as shown on the rent roll Source Document and

b.	Include only units associated with self storage tenants, as shown on the rent roll Source Document for the purpose of comparing the “Current Occupancy” characteristic.

5.	For the Mortgage Loan identified on the Preliminary Data File as “160 Van Brunt Street” (the “160 Van Brunt Street Mortgage Loan”), the Loan Obligation Manager, on behalf of the Issuer, provided a PDF data file labeled “160 Van Brunt - Rent Roll Support 06.2016.pdf” and instructed us to use this data file as the Source Document for the purpose of comparing the:

a.	Current Occupancy and

b.	Current Occupancy Date (as of)

characteristics.

6.	For the purpose of comparing the “Year Renovated” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to:

a.	Use “Ongoing” for Mortgage Loans on the Preliminary Data File that have a “Current Renovation Reserves Balance” greater than zero and

b.	Use the year renovated (if any) that is shown on the appraisal Source Document for Mortgage Loans on the Preliminary Data File that have a “Current Renovation Reserves Balance” equal to zero or “NAP.”

For the Mortgage Loan identified on the Preliminary Data File as “Brookside Manor Apartments” (the “Brookside Manor Apartments Mortgage Loan”), the appraisal report Source Document did not indicate that any renovations had occurred and the “Current Renovation Reserves Balance” is shown as “NAP” on the Preliminary Data File. For this Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, indicated that renovations occurred in 2015 and instructed us to use “2015” for the “Year Renovated” characteristic.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the 440 West 47th Street Mortgage Loan, the appraisal report Source Document indicated the appraiser’s as-is net cash flow to be -$1,907,871. For this Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, indicated that the related property is undergoing a gut renovation and instructed us to use “NAP” for the “Appraiser As-Is NCF” characteristic.

8.	For the purpose of comparing the “Upfront Taxes & Insurance Reserves” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Real estate tax escrow,

b.	Insurance escrow and

c.	Tax service fee

for each Mortgage Loan, all as shown on the funding advice or funding advice correction memo Source Documents, as applicable.

9.	For the Mortgage Loan identified on the Preliminary Data File as “Elkhart Portfolio,” the funding advice correction memo Source Document indicated that $25,000 was inadvertently heldback for this Mortgage Loan. For this Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to add $25,000 to the current replacement reserve balance of $30,345, as shown on the servicer report Source Document, for the purpose of comparing the “Current Replacement Reserves Balance” characteristic.

10.	The Loan Obligation Manager, on behalf of the Issuer, indicated that the Mortgage Loans listed in Table A1 (each, a “Senior Participation Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more portions that will not be assets of the Issuer (each, a “Non-Trust Participation Loan”).

For each Whole Loan listed in Table A1, the applicable Source Document listed in the “Source Document” column of Table A1 indicates that:

a.	The Whole Loan was split into multiple portions, (each such portion, a “Participation Component”), which are listed in the “Participation Component(s)” column of Table A1 and

b.	The Participation Components represent a senior/junior split, which is listed in the “Participation Subordination” column of Table A1.

Table A1:
Whole Loan	Mortgage Loan and Non-Trust Participation Loan(s)	Participation Component(s)	Participation Subordination	Amortization Type	Source Document

Madison at Adams Farm	Mortgage Loan Non-Trust Participation Loan	A B	Senior Junior	Interest Only	Draft Participation Agreement

Brookside Manor Apartments	Mortgage Loan Non-Trust Participation Loan	A B	Senior Junior	Interest Only	Draft Participation Agreement

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

10. (continued)

For the purpose of comparing the “Mortgage Loan Original Funded Balance” characteristic for each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information on the applicable Source Document listed in the “Source Document” column of Table A1 for the “Participation Component” that is listed in the “Participation Component(s)” column of Table A1 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Non-Trust Participation Loan(s)” column of Table A1.

For the purpose of comparing the “Floating Spread” characteristic for each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information on the applicable Source Document listed in the “Source Document” column of Table A1 for the participation rate, as described in the draft participation agreement Source Document, related to the “Participation Component” that is listed in the “Participation Component(s)” column of Table A1 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Non-Trust Participation Loan(s)” column of Table A1.

For the purpose of comparing the “Non-Trust Participation Amount(s)” characteristic for each Senior Participation Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use information on the applicable Source Document listed in the “Source Document” column of Table A1 for the “Participation Component(s)” that are listed in the “Participation Component(s)” column of Table A1 that are associated with the “Non-Trust Participation Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Non-Trust Participation Loan(s)” column of Table A1.

11.	For each Mortgage Loan which has a “Mortgage Loan Future Funding Amount” characteristic of “NAP” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the “Mortgage Loan Original Funded Balance” as the “Mortgage Loan Fully Funded Balance” characteristic.

For each Mortgage Loan (if any) which has a “Mortgage Loan Future Funding Amount” characteristic as a value greater than “$0.00” on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the sum of the:

a.	Mortgage Loan Original Funded Balance and
b.	Mortgage Loan Future Funding Amount

for each Mortgage Loan, both as shown on the Preliminary Data File, for the “Mortgage Loan Fully Funded Balance” characteristic.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the “First Payment Date” characteristic for each Mortgage Loan on the Preliminary Data File, the Loan Obligation Manager, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period, as shown on the loan agreement or loan modification agreement Source Document.

13.	For the purpose of comparing the “Amort Type” characteristic for each Mortgage Loan on the Preliminary Data File, we were instructed by the Loan Obligation Manager, on behalf of the Issuer, to ignore any amortization, principal payments and required principal paydowns described in the loan agreement or loan modification agreement Source Document that:
a.	Occur after the “Maturity Date” of the Mortgage Loan,
b.	Are not ongoing, repeating monthly principal payments,
c.	Are required to achieve certain metrics that are described in the loan agreement Source Document or
d.	May be required upon the occurrence of certain triggering events that are described in the loan agreement or loan modification agreement Source Document.

14.	For the Mortgage Loans identified on the Preliminary Data File as:
a.	Longtown Self Storage and
b.	Riverline Self Storage,

section 2.08 of the applicable loan agreement Source Document contains the following language:

If prepayment of principal, or any payment of the Loan upon acceleration of the Loan following the occurrence of an Event of Default, is made prior to the date which is nine (9) months after the commencement of the Loan term (the “Early Prepayment Date”), Borrower shall also pay to Lender together with such prepayment, or such payment upon acceleration, as applicable, an amount (the “Prepayment Fee”)

For the purpose of comparing the “Prepayment” characteristic for the Mortgage Loans identified above, the Loan Obligation Manager, on behalf of the Issuer, instructed us to assume that the early prepayment date referenced in the applicable loan agreement Source Document is the date which is nine months following the “Asset Origination Date” for the applicable Mortgage Loan, as shown on the Preliminary Data File.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the Mortgage Loan identified on the Preliminary Data File as “Oaks of Kingsbridge” (the “Oaks of Kingsbridge Mortgage Loan”), section 2.08 of the applicable loan agreement Source Document contains the following language:

If prepayment of principal, or any payment of the Loan upon acceleration of the Loan following the occurrence of an Event of Default, is made prior to six (6) months after closing (the “Early Prepayment Date”) Borrower shall also pay to Lender together with such prepayment, or such payment upon acceleration, as applicable, an amount (the “Prepayment Fee”)

For the purpose of comparing the “Prepayment” characteristic for the Oaks of Kingsbridge Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, instructed us to assume that the early prepayment date referenced in the loan agreement Source Document is the date which is six months following the “Asset Origination Date” for the Oaks of Kingsbridge Mortgage Loan, as shown on the Preliminary Data File.

15.	For the purpose of comparing the “Lockbox” characteristic, the Loan Obligation Manager, on behalf of the Issuer, instructed us to use the following lockbox descriptions:
a.	Hard – the related Mortgage Loan documents currently require tenants (or the property manager) to pay rent or other income directly to the lockbox account,
b.	Soft – the related Mortgage Loan documents currently do not require the borrower to send tenant direction letters in connection with the origination of the Mortgage Loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager. In many cases, the rents are required to be deposited into the lockbox within a certain number of days of receipt,
c.	Soft, Springing Hard – the related Mortgage Loan documents currently require a soft lockbox, as defined above, to be in place as of the origination of the Mortgage Loan, but there are conditions in the related Mortgage Loan documents which would require the borrower to send tenant direction letters on a future date if a trigger event occurs and

d.	Springing Hard – No lockbox is required to be in place as of the origination of the Mortgage Loan, but there are conditions in the Mortgage Loan documents which would require the borrower to send tenant direction letters instructing the tenants to send rent payments directly to a lockbox account.

A member firm of Ernst & Young Global Limited

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the 160 Van Brunt Street Mortgage Loan, section 12.01 of the applicable loan agreement Source Document contains the following language:

From and after the Cash Management Date, pursuant to the Account Agreement, Borrower shall establish with the Bank in the name of Borrower f/b/o Lender, as secured party, an interest-bearing collection account (collectively, the “Collection Account”).

For the purpose of comparing the “Lockbox” characteristic for the 160 Van Brunt Street Mortgage Loan, the Loan Obligation Manager, on behalf of the Issuer, indicated that the cash management date referenced in the loan agreement Source Document has occurred and the lockbox account has been established, and instructed us to use “Soft, Springing Hard” for the “Lockbox” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Obligation Manager, on behalf of the Issuer, that are described in the notes above.

A member firm of Ernst & Young Global Limited

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Asset Name
Loan Closed (Y/N)
Loan/Property Flag
Property Count
Asset Name
Exit Constant
In-Place NCF Date (as of)
Non-Trust Participation (Y/N)
Ground Lease
Ground Lease Maturity
Property Info
Amort Amount
Senior/Subordinate
Sr. Debt (Y/N)
Sr. Debt Amount
Sr. Debt Financed
Underwriting v. Asset Management
No.
Asset Manager / UW

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.

A member firm of Ernst & Young Global Limited